Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

40 Subsequent events

Extraordinary solidarity contributions levied in 2022 on energy companies are disclosed in note 33 – Income taxes.

Apart from being a systemic risk, the Russia-Ukraine war does not pose specific risks to the Company going forward in addition to what has been already disclosed in these notes.

On March 28, 2023, the so-called Law Decree “Energy” was approved by the Italian Government, which has established a change to the taxable income for the purpose of determining the solidarity contribution enacted by Law 197/2022 (the Italian 2023 Budget Law), to partially exclude the effects related to the utilization of the revaluations reserves of the parent company. This change will determine a reduction in the amount of the levy accrued in the 2022 consolidated financial statements, which will be recognized in the 2023 accounts for an amount which is currently being determined.